CREDIT FACILITIES (Schedule of Notes Payable) (Details) (USD $)	Sep. 30, 2014	Sep. 23, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 19, 2013	Mar. 30, 2012
Debt Instrument [Line Items]
Notes payable	$ 4,908,339	$ 4,908,339	$ 7,295,685	$ 21,161,332
Notes payable	9,082,080		10,795,049
Debt discount	(111,348)	(111,348)
Moody Bank [Member]
Debt Instrument [Line Items]
Notes payable	244,593		783,049
MNH Holdings [Member]
Debt Instrument [Line Items]
Notes payable			9,300,000		9,300,000
Notes payable	8,008,335		9,300,000		9,300,000
Comerica Bank [Member]
Debt Instrument [Line Items]
Notes payable				19,063,447	18,135,374	20,372,657
MNH Warrants [Member]
Debt Instrument [Line Items]
Notes payable			9,300,000
Kbm Worldwide Inc Convertible Note [Member]
Debt Instrument [Line Items]
Notes payable	158,500
Debt discount	(111,348)
Promissory Notes [Member]
Debt Instrument [Line Items]
Notes payable			712,000	712,000
Notes payable	$ 782,000		$ 712,000